Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (1,593,525)	$ 3,412,413	$ 2,393,519	$ (1,707,845)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation		49,411	49,411	146,555
General and administrative expenses paid by related party	184,304	258,373	2,040,571	178,877
Interest income on cash and investments held in the Trust Account	(344,809)	(6,440)	(1,240,443)	(17,673)
Interest expense on sponsor loans and mandatorily redeemable Class A common stock	578,107		1,054,486
Changes in fair value of warrant liability	491,007	(3,193,138)	(5,121,408)	(3,016,913)
Changes in fair value of FPS liability	259,658	(47,329)	497,689	2,006,526
Changes in operating assets and liabilities:
Prepaid expenses	264,838	210,338
Accrued expenses	150,485	(533,628)	(159,456)	1,347,711
Franchise tax payable	9,935	(150,000)	(129,935)	200,000
Other assets			615,566	291,918
Payables to related party				570,844
Net cash provided by operating activities
Cash flows from investing activities:
Cash deposited in the Trust Account	(57,464)	(4,424,015)	(5,400,847)	(250,000,000)
Proceeds from the Trust Account to pay franchise taxes	150,115	24,113	292,469
Proceeds from the Trust Account to redeem Public Shares	16,228,539	28,799,270	224,920,621
Sale of cash equivalents held in Trust Account			224,056,750
Purchase of cash equivalents held in Trust Account			(225,000,000)
Purchase of available-for-sale debt securities held in Trust Account			(224,056,750)
Maturity of available-for-sale debt securities held in Trust Account			225,000,000
Net cash provided by investing activities	16,321,190	24,399,368	219,812,243	(250,000,000)
Cash flows from financing activities:
Proceeds from related party – Sponsor loan	590,672	4,717,775	7,795,448	734,425
Proceeds received from initial public offering				250,000,000
Redemption payment for Public Shares	(16,290,945)	(28,799,270)	(224,920,621)
Proceeds received from private placement				5,400,000
Offering costs paid				(4,897,322)
Payment of related party payable	(699,477)	(317,873)	(2,670,916)	(1,237,103)
Utilization of bank overdraft facility	62,406
Net cash used in financing activities	(16,337,344)	(24,399,368)	(219,796,089)	250,000,000
Net change in cash	(16,154)		16,154
Cash – beginning of the period	41,154	25,000	25,000	25,000
Cash – end of the period	25,000	25,000	41,154	25,000
Supplemental disclosure of non-cash financing activities:
Prepaid expenses paid with payables to related party	$ 515,173		$ 59,500	$ 1,058,225